UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
 (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Annual Report

March 31, 2018

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Shareholder Letter...................................................................................................................................................	2
Report of Independent Registered Public Accounting Firm................................................................................	3
Portfolio of Investments..........................................................................................................................................	4-6
Statement of Assets and Liabilities........................................................................................................................	7
Statement of Operations..........................................................................................................................................	8
Statements of Changes in Net Assets.....................................................................................................................	9
Statement of Cash Flows........................................................................................................................................	10
Financial Highlights................................................................................................................................................	11
Notes to Financial Statements................................................................................................................................	12-16
Additional Information...........................................................................................................................................	17-19

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Shareholder Letter – March 31, 2018

Dear Shareholder,

Versus Capital Advisers, LLC (“Versus Capital”), is pleased to provide the audited annual financial statements for the Versus Capital Real Assets Fund, LLC (the “Fund”) for the fiscal year ended March 31, 2018.  The Fund launched in September of 2017 and experienced significant growth in the assets of the Fund during its first fiscal year.  The Fund ended March 31, 2018 approximately $800 million in assets.

Like our real estate fund, the Real Assets Fund is the first 40 Act Registered Interval Fund to bring private infrastructure, timberland, and farmland assets to the clients of investment fiduciaries such as registered investment advisers, bank trusts, and regional consultants.  During the Fund’s first fiscal year we invested in ten different private hard asset investments including infrastructure equity, infrastructure debt, timberland and farmland.  That said, we expect to add an additional four to six different private investments within the next quarter, bringing our private exposure within its target range.  While we expect the underlying private portfolio exposures to adjust as the aforementioned capital calls hit, we are quite pleased with the current portfolio characteristics of the fund.  The current exposure provides access to $24 Billion in private hard asset investments across 387 distinct assets, with an 80% North America / 20% Ex-NA geographic breakdown and underlying private portfolio aggregate leverage of less than 22%.

At this point in the economic cycle, we believe that owning real assets such as infrastructure, timberland and farmland is critically important.  The momentum in the US economy is translating directly into a positive outlook for timber prices. Although, the pricing will vary depending on species and regional market, the overall expectation continues to appear to be an excellent entry point for institutional timber investment. The major driver of projected timber pricing increases is residential construction and remodeling and the outlook for those sectors appears to be very positive. According to the National Housing Builders Association, the total US housing starts in 2019 and 2020 are expected to move toward 1.3 million per year, which is a material increase over the of 1.0 million housing starts that occurred a few years ago in 2013. As we have previously mentioned, we are quite bullish on the increase in housing starts given the significant accumulated demand due to a decade of underbuilding following the GFC.  As a whole, institutional investors continue to increase allocations to the space and more capital become slatted toward pursuing the most mature infrastructure assets. Over the last several quarters and years, we have seen extremely competitive bids for super-core, mature, trophy infrastructure assets; and given that we do not see this trend slowing, we expect our infrastructure managers to focus their efforts less on trophy assets and likely more toward energy midstream, transportation and communication segments as pricing for these sectors appears to offer the strongest risk adjusted returns.  Over the past year, we have started to see commodity crop prices beginning to stabilize after the steady declines since their peak in 2013 (the peak was a year of historically high commodity prices which was the result of ethanol policy changes and a significant drought in the US in 2012). Farm incomes in the row crop space are in lower territory, however land values continue to be resilient and the average farmer’s balance sheet remains strong. That said, the near-term pressures of the lower farm incomes could translate into opportune investment opportunities as sellers face current pricing of the underlying crops and will need to be more realistic in pricing their land. Further, with commodity crop prices positioned to see material gains in the medium and long term, along with progression in technologic advancements that allow users to improve resource efficiency and enhance yields, we believe it to be an excellent time to be investing in the space.   In addition to favorable long-term market fundamentals, we believe that permanent crop farmland continues to be an investment sector for institutional investment as it can provide diversification, current yield and a potential hedge against inflation.

Diversification is a key reason many advisers choose to add alternatives to portfolios, and while there are many different statistics one can use to measure diversification, the only measure that really matters, especially to clients, is delivering positive performance when the rest of one’s portfolio is negative.  After nine consecutive quarters during which a 60% equity/40% bond portfolio delivered positive returns, the markets in the 1st quarter of 2018 reminded investors that diversification matters.  With US Equity, US Bond, US REIT and Global Infrastructure benchmarks delivering negative returns, there were not many places for investors to hide. The good news for Versus Capital clients is that our real assets Fund delivered positive performance during the quarter. We believe that the Fund is well positioned to continue to deliver attractive returns and to provide that diversification our shareholders are looking for. On behalf of the entire Versus Capital team, I would like to thank you for your continued support of the Fund.

Sincerely, Mark Quam

Chief Executive Officer

The Fund’s total return quoted above is for Versus Capital Real Assets Fund LLC Shares (VCRRX). Total return includes changes in share price and reinvestment of distributions paid by the Fund.  Cap rate is the annualized ratio of net operating income to property value.  Before you invest, you may want to review the prospectus of Versus Capital Real Assets Fund LLC (the “Fund”), which contains more information about the Fund and its risks.  You can find additional copies of the Fund's prospectus and other information about the Fund online at http://versuscapital.com.  You can also get information at no cost by calling 877.343.7916, or by sending an email request to info@versuscapital.com.  Securities offered through Foreside Funds Distributors LLC, the distributor of the Versus Capital Real Assets Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders

Versus Capital Real Assets Fund LLC

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Versus Capital Real Assets Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2018, and the related statements of operations, changes in net assets, cash flows, and the financial highlights for the period from September 18, 2017 (commencement of operations) to March 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations, changes in its net assets, its cash flows, and its financial highlights for the period from September 18, 2017 (commencement of operations) to March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the auditor of one or more investment companies in Versus Capital Advisors LLC’s investment company group since 2011.

Chicago, Illinois

May 30, 2018

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – March 31, 2018

Shares		Value	Shares		Value
Private Investment Funds * - 42.8%				Electric-Integrated – (continued)
	Diversified – 42.8%		25,348	Firstenergy Corp. .........................................................	$ 862,085
32,131,871	AMP Capital Diversified Infrastructure Trust.............	$ 25,866,045	36,694	Nextera Energy, Inc. ....................................................	5,993,231
7,687,717	AMP Capital Infrastructure Debt Fund III (USD		27,980	PG&E Corp. .................................................................	1,229,161
	Hedged LP................................................................	8,151,735	74,400	Xcel Energy, Inc. .........................................................	3,383,712
	BTG Pactual Open Ended Core US Timberland				27,084,451
25,484	Fund LP.....................................................................	25,822,946		Energy-Alternate Sources – 0.2%
79,665,111	Ceres Farmland Holdings LP........................................	80,761,956	79,500	Pattern Energy Group, Inc. .........................................	1,374,555
	Colonial First State Managed Infrastructure, Ltd.
8,392,944	ATF Gobal Dividend Infrastructure Fund LP........	14,349,416		Food-Miscellaneous/Diversified – 1.6%
11,138	Hancock Timberland and Farmland Fund LP..............	11,134,000	23,199	Danone SA ...................................................................	1,876,278
55,337,594	IIF LP..............................................................................	51,076,600	36,444	General Mills, Inc.........................................................	1,642,167
80,000,000	RMS Evergreen US Forestland Fund LP.....................	79,763,768	14,217	Ingredion, Inc................................................................	1,832,856
40,051	US Core Farmland Fund LP..........................................	46,364,090	27,649	Kraft Heinz Co. ............................................................	1,722,256
10,000	Versus Capital Real Assets Sub-REIT LLC................	86,699	42,501	Mondelez International, Inc.........................................	1,773,567
	Total Private Investment Funds................................	343,377,255	23,405	Nestle SA.......................................................................	1,851,345
	(Cost $335,921,930)		779,047	Wilmar International, Ltd............................................	1,889,463
					12,587,932
				Food-Wholesale/Distribution – 0.2%
Common Stocks – 18.6%			30,871	Sysco Corp. ..................................................................	1,851,025
	Agricultural Chemicals – 1.1%
46,247	CF Industries Holdings, Inc. ........................................	1,744,898		Forestry – 1.0%
15,366	Monsanto Co. ................................................................	1,793,059	121,300	West Fraser Timber Co., Ltd.......................................	8,060,304
70,246	Mosaic, Co. ...................................................................	1,705,573
37,024	Nutrien, Ltd. ..................................................................	1,749,828		Gas-Distribution – 1.7%
42,781	Yara International ASA ................................................	1,807,010	20,000	Atmos Energy Corp......................................................	1,684,800
		8,800,368	99,800	Beijing Enterprises Holdings, Ltd...............................	521,371
	Agricultural Operations – 1.2%		125,600	ENN Energy Holdings, Ltd..........................................	1,121,864
44,666	Archer-Daniels-Midland Co. .......................................	1,937,164	214,900	Italgas SPA....................................................................	1,284,043
24,299	Bunge, Ltd......................................................................	1,796,668	389,200	National Grid, PLC ......................................................	4,380,384
1,532,300	IOI Corp. Bhd ...............................................................	1,897,548	28,200	Sempra Energy .............................................................	3,136,404
285,800	Kuala Lumpur Kepong Bhd .........................................	1,890,063	76,100	Tokyo Gas Co., Ltd. ....................................................	2,017,914
1,351,000	Sime Darby Plantation Bhd ..........................................	1,929,289			14,146,780
		9,450,732		Independent Power Producer – 0.1%
	Airport Development/Maintenance – 0.7%		30,600	NRG Energy, Inc. ........................................................	934,218
13,700	Aena SME SA ...............................................................	2,758,678
434,700	Auckland International Airport, Ltd. ...........................	1,922,645		Non-hazardous Waste Disposal – 0.2%
388,200	Beijing Capital International Airport Co., Ltd. ..........	521,349	1,304,500	China Water Affairs Group, Ltd. ................................	1,328,078
59,900	Grupo Aeroportuario Del Pacifico SAB De CV .........	591,850
		5,794,522		Oil Companies-Exploration & Production – 0.1%
	Building & Construction-Miscellaneous – 0.2%		591,200	Kunlun Energy Co., Ltd. .............................................	509,983
10,100	Eiffage SA .....................................................................	1,149,300
39,155	Ferrovial SA ..................................................................	817,345		Pipelines – 2.3%
		1,966,645	17,406	APA Group....................................................................	105,345
	Building-Heavy Construction – 0.2%		10,100	Cheniere, Inc.................................................................	539,845
23,500	Obrascon Huarte Lain SA ** .......................................	100,135	36,100	Enbridge, Inc.................................................................	1,135,384
	Promotora Y Operadora De Infraestructura SAB		49,600	Inter Pipeline, Ltd. .......................................................	860,834
86,600	De CV........................................................................	860,951	265,100	Kinder Morgan, Inc......................................................	3,992,406
8,900	Vinci SA.........................................................................	874,986	76,900	Pembina Pipeline Corp.................................................	2,399,488
		1,836,072	38,500	Targa Resources Corp. ................................................	1,694,000
	Chemicals-Diversified – 0.4%		112,900	Transcanada Corp.........................................................	4,669,005
22,747	FMC Corp. ....................................................................	1,741,738	128,100	Williams Cos., Inc. ......................................................	3,184,566
64,799	K+S AG .........................................................................	1,868,918			18,580,873
		3,610,656		Public Thoroughfares – 1.4%
	Electric-Distribution – 0.4%		97,900	Abertis Infraestructuras SA .........................................	2,194,803
38,900	Orsted A/S .....................................................................	2,516,885	107,200	Atlantia SPA ................................................................	3,317,395
90,350	Transmissora Alianca De Energia Eletrica SA............	593,038	10,400	Corp. America Airports SA..........................................	128,336
		3,109,923	129,200	Getlink SE.....................................................................	1,844,102
	Electric-Integrated – 3.4%		753,600	Jiangsu Expressway Co., Ltd. .....................................	1,065,851
42,100	Ameren Corp. ................................................................	2,384,123	259,200	Macquarie Atlas Roads Group ....................................	1,150,673
57,700	American Electric Power Co., Inc................................	3,957,643	166,600	Transurban Group ........................................................	1,461,269
74,600	CMS Energy Corp.........................................................	3,378,634			11,162,429
16,600	Edison International ......................................................	1,056,756		Satellite Telecom – 0.1%
430,600	Enel SPA .......................................................................	2,633,266	26,400	Eutelsat Communications SA......................................	522,991
28,000	Entergy Corp. ................................................................	2,205,840

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – March 31, 2018 (continued)

Shares		Value	Par		Value
	Transport-Rail – 1.5%
19,600	Canadian National Railway Co....................................	$ 1,432,480		Independent Power Producer – 0.3%
6,400	Canadian Pacific Railway, Ltd.....................................	1,128,637		Calpine Corp.,
30,300	East Japan Railway Co..................................................	2,808,314	$ 675,000	5.75%, 1/15/2025 .....................................................	$ 619,313
662,194	Gmexico Transportes SAB De CV**...........................	1,154,651		NRG Yield Operating, LLC,
7,800	Kansas City Southern....................................................	856,830	700,000	6.63%, 1/15/2027 .....................................................	719,250
93,100	Rumo SA**....................................................................	370,544		NRG Yield Operating, LLC,
26,700	Union Pacific Corp........................................................	3,589,281	1,000,000	5.38%, 8/15/2024 .....................................................	1,008,750
7,600	West Japan Railway Co.................................................	530,761			2,347,313
		11,871,498		Internet Connective Services – 0.2%
	Water – 0.6%			Zayo Group, LLC / Zayo Capital, Inc.,
	Cia De Saneamento Basico Do Estado De Sao		1,750,000	5.75%, 1/15/2027 .....................................................	1,715,000
73,700	Paulo, ADR...............................................................	780,483
1,249,300	Guangdong Investment, Ltd. ........................................	1,964,331		Machinery-Construction & Mining – 0.1%
136,200	Pennon Group, PLC.......................................................	1,229,461		Terex Corp.,
21,800	Severn Trent, PLC ........................................................	563,994	1,100,000	5.63%, 2/1/2025 .......................................................	1,102,750
		4,538,269
	Total Common Stocks.................................................	149,122,304		Pipelines – 0.8%
	(Cost $152,833,199)			Antero Midstream Partners LP / Antero Midstream
				Finance Corp.,
Real Estate Investment Trust – 5.1%			800,000	5.38%, 9/15/2024 .....................................................	810,000
	REITS-Diversified – 5.1%			Blue Racer Midstream, LLC / Blue Racer Finance
31,100	American Tower Corp., REIT......................................	4,520,074		Corp.,
626,887	Catchmark Timber Trust, Inc., REIT ..........................	7,817,281	975,000	6.13%, 11/15/2022 ..................................................	996,938
962,100	CFE Capital S de RL de CV, REIT .............................	1,008,141		Crestwood Holdings, LLC,
162,220	Potlatch Corp., REIT.....................................................	8,443,551	400,000	7.50%, 02/28/2023 ..................................................	399,000
244,400	Rayonier, Inc., REIT ....................................................	8,597,992		Crestwood Midstream Partners LP / Crestwood
16,400	SBA Communications Corp., REIT**.........................	2,803,088		Midstream Finance Corp.,
236,500	Weyerhaeuser Co., REIT..............................................	8,277,500	750,000	6.25%, 4/1/2023 .......................................................	759,375
		41,467,627		Genesis Energy LP / Genesis Energy Finance
	Total Real Estate Investment Trust..........................	41,467,627		Corp.,
	(Cost $40,261,056)		375,000	6.50%, 10/1/2025 .....................................................	369,375
				Holly Energy Partners LP / Holly Energy Finance
Par				Corp.,
Corporate Debt – 4.5%			1,000,000	6.00%, 8/1/2024 .......................................................	1,025,000
	Cable/Satellite TV – 0.7%			MPLX LP,
	CCO Holdings, LLC / CCO Holdings Capital Corp.,		750,000	4.88%, 12/1/2024 .....................................................	787,507
$ 1,425,000	5.88%, 5/1/2027 .......................................................	1,428,563		Targa Resources Partners LP / Targa Resources
	Comcast Corp.,			Partners Finance Corp.,
1,925,000	3.15%, 2/15/2028 .....................................................	1,835,823	1,175,000	5.38%, 2/1/2027 .......................................................	1,175,000
	CSC Holdings, LLC,				6,322,195
1,175,000	5.25%, 6/1/2024 .......................................................	1,120,656		REITS-Diversified – 0.6%
200,000	5.50%, 4/15/2027 .....................................................	192,000		Crown Castle International Corp., REIT,
	Mediacom Broadband, LLC / Mediacom		1,075,000	4.75%, 5/15/2047 .....................................................	1,087,561
	Broadband Corp.,			Cyrusone LP / Cyrusone Finance Corp., REIT,
550,000	6.38%, 4/1/2023 .......................................................	567,534	1,400,000	5.38%, 3/15/2017 .....................................................	1,400,000
		5,144,576		SBA Communications Corp., REIT,
	Cellular Telecom – 0.1%		1,400,000	4.88%, 9/1/2024 .......................................................	1,375,500
	T-Mobile USA, Inc.,			Weyerhaeuser Co., REIT,
750,000	6.50%, 1/15/2026 .....................................................	798,750	950,000	7.38%, 3/15/2032 .....................................................	1,257,742
					5,120,803
	Electric-Integrated – 0.3%			Rental Auto/Equipment – 0.4%
	AES Corp.,			Ashtead Capital, Inc.,
750,000	6.00%, 5/15/2026 .....................................................	793,125	1,250,000	5.63%, 10/1/2024 .....................................................	1,306,250
	Southern Co.,			United Rentals North America, Inc.,
1,975,000	3.25%, 7/1/2026 .......................................................	1,880,049	1,525,000	5.50%, 5/15/2027 .....................................................	1,540,250
		2,673,174			2,846,500
	Energy-Alternate Sources – 0.1%			Telephone-Integrated – 0.4%
	Pattern Energy Group, Inc.,			Centurylink, Inc.,
1,100,000	5.88%, 2/1/2024 .......................................................	1,130,250	1,325,000	7.65%, 3/15/2042 .....................................................	1,129,563
				Level 3 Financing, Inc.,
	Gas-Distribution – 0.2%		1,525,000	5.25%, 3/15/2026 .....................................................	1,441,125
	Amerigas Partners LP / Amerigas Finance Corp.,			Sprint Capital Corp.,
1,175,000	5.50%, 5/20/2025 .....................................................	1,139,750	650,000	6.88%, 11/15/2028 ..................................................	607,750
					3,178,438

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – March 31, 2018 (continued)

Par		Value		% of Net
	Transport-Rail – 0.3%		Industry	Assets
	CSX Corp.,		Diversified................................................................	42.8%
$ 1,850,000	3.70%, 10/30/2020 ..................................................	$ 1,883,000	Short-Term Investment............................................	21.4%
	Watco Cos., LLC / Watco Finance Corp.,		REITS-Diversified...................................................	6.4%
525,000	6.38%, 4/1/2023 .......................................................	540,094	Private Debt	5.8%
		2,423,094	Electric-Integrated....................................................	3.7%
	Total Corporate Debt..................................................	35,942,593	Pipelines....................................................................	3.1%
	(Cost $37,250,693)		Gas Distribution.......................................................	1.9%
			Transport-Rail..........................................................	1.8%
			Food-Miscellaneous/Diversified.............................	1.6%
Private Debt – 6.4%			Public Thoroughfares...............................................	1.4%
500,000	Frija LP*.........................................................................	51,130,355	Agricultural Operations...........................................	1.2%
	(Cost $51,130,355)		Agricultural Chemicals............................................	1.1%
Shares			Forestry.....................................................................	1.0%
Short-Term Investment – 21.4%			All Other Industries..................................................	5.6%
	Morgan Stanley Institutional Liquidity Fund-		Other Assets Net of Liabilities................................	1.2%
171,967,730	Treasury Securities Portfolio..............................	171,967,730	Total..........................................................................	100.0%
	(Cost $171,967,730)
	Total Investments – 98.8%....................................	793,007,864
	(Cost $789,364,963)

	Other Assets Net of Liabilities – 1.2% ...............	9,725,645
	Net Assets – 100.0%...............................................	$ 802,733,509

*	Non-Tradable Securities.
**	Non-income producing security.

	Portfolio Abbreviations:
	ADR– American Depository Receipt
	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

March 31, 2018

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 789,364,963
..... Net unrealized appreciation.....................................................................................................................	3,642,901
..... Total investment in securities, at fair value..............................................................................................	793,007,864

Cash............................................................................................................................................................	83,503

Receivables for:
Investments sold.......................................................................................................................................	3,638,045
Dividends and interest..............................................................................................................................	2,782,366
Fund shares sold.......................................................................................................................................	7,717,132
Reclaims..................................................................................................................................................	29,740
Total receivables..........................................................................................................................................	14,167,283
Prepaid expenses..........................................................................................................................................	68,355
Total Assets............................................................................................................................................	807,327,005

LIABILITIES:
Due to Custodian – foreign currency (Cost $283,104)...................................................................................	284,100

Payables for:
Investments purchased..............................................................................................................................	2,189,793
Adviser fees, net.......................................................................................................................................	1,830,346
Administrative fees..................................................................................................................................	70,363
Audit and tax fees....................................................................................................................................	58,700
Custodian fees..........................................................................................................................................	25,499
Legal fees................................................................................................................................................	18,775
Registration fees.......................................................................................................................................	10,638
Printing fees.............................................................................................................................................	13,116
Transfer agent fees	16,650
Accrued expenses and other liabilities.......................................................................................................	75,516
Total Liabilities......................................................................................................................................	4,593,496
Commitments and Contingent Liabilities (Note 6)
NET ASSETS.............................................................................................................................................	$ 802,733,509

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	797,323,278
Distributions in excess of net investment income..........................................................................................	(25,582)
Accumulated net realized gain on investments and foreign currency..............................................................	666,089
Net unrealized appreciation on investments and foreign currency..................................................................	4,769,724
TOTAL NET ASSETS...............................................................................................................................	$ 802,733,509

Net Assets................................................................................................................................................	$ 802,733,509
Shares of beneficial interest outstanding (unlimited authorization).............................................................	31,884,625
Net asset value price per share (Net Assets/Shares Outstanding) ............................................................	$ 25.18

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

Period from September 18, 2017 (inception) to March 31, 2018

Investment Income:
Dividends income..........................................................................................................................	$ 5,483,712
Interest income..............................................................................................................................	1,006,987
Income from payment in-kind	1,130,355
Less: foreign taxes withheld.........................................................................................................	(110,896)
Total Investment Income...............................................................................................................	7,510,158

Expenses:
Adviser fees (Note 3)....................................................................................................................	3,301,012
Administrative fees........................................................................................................................	132,609
Director's fees (Note 3).................................................................................................................	77,500
Transfer agent fees........................................................................................................................	36,000
Custodian fees................................................................................................................................	49,500
Registration fees............................................................................................................................	72,845
Audit and tax fees..........................................................................................................................	67,000
Legal fees.......................................................................................................................................	50,000
Printing...........................................................................................................................................	36,001
Insurance fees................................................................................................................................	40,000
Other expenses...............................................................................................................................	48,580
Total Expenses..........................................................................................................................	3,911,047

Fees waived or reimbursed by Adviser	(12,134)
Net Investment Income...................................................................................................................	3,611,245

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments..................................................................................................	(2,310,918)
Net realized loss on foreign currency transactions......................................................................	(44,404)
Net change in unrealized appreciation on investment securities and foreign currency............	4,769,724
Net Realized and Unrealized Gain on Investments....................................................................	2,414,402

Net Increase in Net Assets Resulting from Operations.............................................................	$ 6,025,647

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statements of Changes in Net Assets

Period from September 18, 2017 (inception) to March 31, 2018

Increase in Net Assets:
From Operations:
Net investment income.............................................................................................................	$ 3,611,245
Net realized loss on investment securities and foreign currency...........................................	(2,355,322)
Net change in unrealized appreciation on investments and foreign currency.......................	4,769,724
Net Decrease in Net Assets Resulting from Operations........................................................	6,025,647

Distributions to Shareholders from:
Net investment income.............................................................................................................	(615,416)
Return of Capital.......................................................................................................................	(1,906,472)
Total Distributions....................................................................................................................	(2,521,888)

Capital Share Transactions:
Class F-Shares:
Shares issued..............................................................................................................................	805,250,864
Reinvested dividends................................................................................................................	449,382
Shares redeemed........................................................................................................................	(6,570,496)
Net Increase in Net Assets Resulting from Capital Share Transitions	799,129,750
Total Increase in Net Assets	$ 802,633,509

Net Assets:
Beginning of Period..................................................................................................................	$ 100,000
End of Period.............................................................................................................................	$ 802,733,509
Distributions in excess of net investment income...............................................................	$ (25,582)

Share Transactions:
Shares sold.................................................................................................................................	32,127,748
Shares issued in reinvestment of dividends.............................................................................	18,026
Shares redeemed........................................................................................................................	(261,149)
Net Increase in Shares of Beneficial Interest Outstanding...................................................	31,884,625

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

Period from September 18, 2017 (inception) to March 31, 2018

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations......................................................................	$ 6,025,647

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities...............................................................................................	(690,672,212)
Proceeds from disposition of investment securities......................................................................	71,577,253
Net proceeds from short-term investment securities.....................................................................	(172,018,672)
Change in net unrealized depreciation on securities.....................................................................	(4,769,724)
Income from payment in-kind	(1,130,355)
Net realized loss from investments sold.......................................................................................	2,310,918
Net realized loss from foreign currency transactions....................................................................	44,404
Net amortization/(accretion) of premium/(discount).....................................................................	250,208
Increase in dividends and interest receivable................................................................................	(2,782,366)
Increase in other assets...............................................................................................................	(29,740)
Increase in Due to Custodian.......................................................................................................	284,100
Increase in prepaid expenses.......................................................................................................	(68,355)
Increase in Advisor fees payable, net...........................................................................................	1,830,346
Increase in administration fees payable........................................................................................	70,363
Decrease in audit and tax fees payable.........................................................................................	58,700
Decrease in legal fees payable.....................................................................................................	18,775
Decrease in custodian fees payable	25,499
Increase in registration fees payable............................................................................................	10,638
Increase in printing fees payable.................................................................................................	13,116
Decrease in transfer agent fees payable.......................................................................................	16,650
Increase in accrued expenses and other liabilities.........................................................................	75,516

Net Cash Used in Operating Activities.....................................................................................	(788,859,291)
Effect of exchange rate changes on foreign currency....................................................................	(47,936)

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	797,533,732
Payment of shares redeemed..................................................................................................	(6,570,496)
Dividends paid (net of reinvestment of dividends)..................................................................	(2,072,506)
Net Cash Provided by Financing Activities	788,890,730
Net Decrease in Cash......................................................................................................	(16,497)

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	100,000
End of the period...................................................................................................................	$ 83,503

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 449,832

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

Period from September 18, 2017 (inception) to March 31, 2018

Net Asset Value, Beginning of Period	$ 25.00
Income from investment operations
Net investment income (a)...	0.17
Net realized and unrealized gain...............................................................................................................................................	0.11
Total from investment operations...............................................................................................................................................	0.28

Distribution from Net Investment Income....................................................................................................................................	(0.02)
From return of capital	(0.08)
Total Distributions	(0.10)
Net Asset Value, End of Period	$ 25.18

Total Return Based on Net Asset Value	1.12%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)................................................................................................................................................	$ 802,734
Ratios of gross expenses to average net assets.............................................................................................................................	1.36%(c)
Ratios of net expenses to average net assets.................................................................................................................................	1.36%(c)
Ratios of net investment income to average net assets...............................................................................................................	1.26%(c)
Portfolio turnover rate.......................................................................................................................................................................	18.09%(b)

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized,

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

March 31, 2018

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct co-investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiary. The Subsidiary will be a real estate investment trust (“Sub-REIT”) and the Fund shall report its investment in the Sub-REIT in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REIT shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REIT will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes ofcomplyingwithSection18of the Investment Company Act.  For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 18, 2017, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.  The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $450,000,000.  On October 20, 2017, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $650,000,000. On February 1, 2018, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $1.25 Billion.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.  Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

March 31, 2018 (continued)

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended March 31, 2018, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	3/31/2018	Price	Inputs	Inputs

Common Stocks *...........................................	$ 149,122,304	$ 149,122,304	$ – .	$ – .
Real Estate Investment Trust *........................	41,467,627	41,467,627	– .	– .
Corporate Debt *.............................................	35,942,593	– .	35,942,593	– .
Private Debt....................................................	51,130,355	– .	– .	51,130,355
Short-Term Investments*................................	171,967,730	171,967,730	– .	– .
Subtotal..........................................................	$ 449,630,609	$ 362,557,661	$ 35,942,593	$ 51,130,355
Private Investment Funds*..............................	$ 343,377,255
Total...............................................................	$ 793,007,864

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended March 31, 2018.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2017................................	$ – .
Net purchases.................................................	50,000,000
Interest paid in-kind........................................	1,130,355
Balance as of 03/31/2018................................	$ 51,130,355

As of March 31, 2018, the Level 3 private debt investment is valued based on the acquisition cost plus interest paid in-kind as it was acquired near the reporting date.  For the year ended March 31, 2018, the total change in interest paid in-kind on Level 3 securities still held at the end of the period was $1,130,355.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

March 31, 2018 (continued)

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.  As of and during the period ended March 31, 2018, the Fund incurred $75,000 of short-term capital losses.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2018, permanent differences identified and reclassified among the components of net assets were to decrease undistributed net investment income by approximately $3,022,000 and to increase accumulated net realized gain by approximately $3,022,000.

For the period ended March 31, 2018, tax character of the distribution paid by the Fund was approximately $615,000 of ordinary income dividends and approximately $1,906,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the period ended March 31, 2018, the Fund elected to defer approximately $1,138,000 in qualified late year losses.

As of March 31, 2018, the gross unrealized appreciation and depreciation and net unrealized depreciation on a tax basis were approximately $17,575,000, ($10,948,000) and $6,627,000, respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2018, was approximately $786,381,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

March 31, 2018 (continued)

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $3,301,000 for the period ended March 31, 2018.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” for the year through August 17, 2018 which limits the amount of expenses borne by the Fund, excluding: Investment Management fees; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses, and operating expenses of the underlying Institutional Investment Funds, to an amount not to exceed 0.30% per annum of the Fund's net assets. For the period ended March 31, 2018, other expenses reimbursable by the Adviser was approximately $12,000. Pursuant to the Expense Limitation, there has not been, nor will there be, any recoupment of these expenses.

The Adviser will invest in a select group of institutional investment funds exclusively focused on Real Asset Related Investments. The Adviser has retained the services of the following Investment Managers for the Fund: Brookfield Investment Management Inc., Lazard Asset Management LLC and AMP Capital Investors (US) Limited. The Investment Managers will sub-advise a specified portion of the Fund's assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing) (referred to hereafter as the “Real Asset Securities” and together with the Investment Funds as “Real Asset Related Investments”).  Fees to investment managers are based on the average net assets of the fund managed by the investment manager at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.  The Adviser accrued fees to the Investment Managers of approximately $538,000 for the period ended March 31, 2018.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the period ended March 31, 2018, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $692,926,655 and $75,013,902, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the period ended March 31, 2018 cumulatively were approximately $6,570,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

March 31, 2018 (continued)

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

NOTE 6. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund's Prospectus dated February 1, 2018.

As of March 31, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)

AMP Capital Diversified Infrastructure Trust	12/19/2017	32,131,871	$ 25,005	$ 25,866	$ —	3.2%	30 Days
AMP Capital Infrastructure Debt Fund III
(US Hedged) LP	9/18/2017	7,687,717	7,688	8,152	27,712	1.0%	—
BTG Pactual Open Ended Core US
Timberland Fund LP	9/18/2017	25,484	25,000	25,822	100,000	3.2%	90 Days
Ceres Farmland Holdings LP	11/6/2017	79,665,111	80,000	80,762	—	10.1%	(c)
Colonial First State Managed Infrastructure, Ltd..
Global Dividend Infrastructure Fund	9/18/2017	8,392,944	14,000	14,350	26,000	1.8%	(d)
Hancock Timberland and Farmland Fund LP	9/18/2017	11,138	11,034	11,134	38,866	1.2%	(d)
IIF LP	9/18/2017	55,337,594	50,000	51,076	25,000	6.4%	90 Days
RMS Evergreen US Forestland Fund LP	9/18/2017	80,000,000	80,000	79,764	—	9.9%	(d)
US Core Farmland Fund LP	9/18/2017	40,051	43,095	46,364	31,904	5.8%	(e)
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	10,000	100	87	— .	— .	—
Total			$ 335,922	$ 343,377	$ 249,482	49.0%

(a)     The investment funds are closed-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)    Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)     Shares are subject to an initial lockup period of 1 year from date of acquisition.

(d)    Shares are subject to an initial lockup period of 3 years from date of acquisition.

(e)     Shares are subject to an initial lockup period of 5 years from date of acquisition.

NOTE 7. SUBSEQUENT EVENTS

On May 9, 2018, the Fund entered into a new $30 million line of credit (“LOC”) with ZB, N.A. dba Vectra Bank Colorado.  The LOC includes a provision to increase the amount to $50 million based on 3% of assets under management.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ASSETS FUND LC

Additional Information

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.Youmay also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

VERSUS CAPITAL REAL ASSETS FUND LC

Additional Information

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
INDEPENDENT DIRECTORS (3)
Robert F. Doherty; Age 52	Independent Director	Since inception	Principal of Renova Capital Partners, 2007 to present; Chief Financial Officer of Ensyn Corporation, (investment firm), 2007 to 05/2018.	1	0
Jeffrey A. Jones; Age 59	Independent Director	Since inception	Principal of Smith Jones, 8/08 to present.	2	1
Richard J. McCready; Age 60	Independent Director	Since inception	President of The Davis Companies, 2014 to present;	2	1
Paul E. Sveen; Age 56	Independent Director	Since inception	Chief Financial Officer of Swift Capital 11/2016 to Present; Managing Partner of Pantelan Real Estate Services LLC, 6/2011 to present;	2	1
INTERESTED DIRECTORS (4)
William R. Fuhs, Jr.; Age 49	Chairman of the Board; President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser from 2011 to 2016.	2	1
Casey Frazier; Age 40	Director; Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present.	2	1

(1)        The address of each member of the Board is: c/o Versus Capital Real Assets Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(3) “Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, Callan, the Distributor, or any affiliate of the Fund, the Adviser, Callan, as defined by the Investment Company Act (“Independent Directors”).

(4) “Interested Directors” means members of the Board who are “interested person,” as defined in the Investment Company Act, because of such person’s affiliation with the Fund (“Interested Directors”).

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
Mark D. Quam Age 48	Chief Executive Officer	Since inception	Chief Executive Officer of the Adviser, 2010 to present
William R. Fuhs, Jr. Age 49	President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser 2010 to 2016
Casey Frazier Age 40	Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser 2010 to present.
John Gordon. Age 55	Chief Financial Officer Since 2015; Chief Compliance Officer and Treasurer	Since inception	Chief Financial Officer of Adviser since 2016. Chief Compliance Officer of Adviser, 2011 to present. Owner of John Gordon, LLC (forensic accounting services), 2009 to present.

(1)             The address of each Officer of the Fund is: c/o Versus Capital Real Assets Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2)  Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2. Code of Ethics.

(a)    The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)   There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)  The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)   The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Richard McCready is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

  Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement.  The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are approximately $49,000 for 2018.

Audit-Related Fees

(b)    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are approximately $8,000 for 2018.

Tax Fees

(c)    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2018.

All Other Fees

(d)    The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

 (e)(1)    Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report.  The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.           Independent Auditors

(a)         Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b)         Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)         Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d)         Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e)         The following shall be “prohibited non-auditing services”:

(i)          appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

(ii)         bookkeeping or other services related to the accounting records or financial statements of the audit client;

(iii)       internal audit outsourcing services;

(iv)        actuarial services;

(v)         management functions or human resources;

(vi)        broker or dealer, investment adviser or investment banking services;

(vii)      legal services and expert services unrelated to the audit;

(viii)    financial information systems design and implementation; and

(ix)        any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f)          Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)          the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii)         such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)       such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee.  The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

  (e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                       (b)   100%

                       (c)   100%

                       (d)   N/A

(f)     There were no hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

 (g)  There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years

.

 (h) Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “Voting Guidelines”):

•    In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

•    The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

•    The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

      The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

•    The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

•    Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

•    If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

•    If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•        disclosing the conflict to the Board and obtaining the consent of the Board before voting;

•        engaging another party on behalf of the Fund to vote the proxy on its behalf;

•        engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•      such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)     Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

 (a)(2)    Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	792,510,000	0	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Frazier	Other Accounts:	1	$1,592,000	0	$0

 (a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)     Disclosure of Securities Ownership

               None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com.

(a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Versus Capital Real Assets Fund LLC

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/31/2018

By (Signature and Title)*     /s/ John Gordon
                                                            John Gordon, Chief Financial Officer

                                                            (principal financial officer)

Date                      5/31/2018

* Print the name and title of each signing officer under his or her signature.